Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Employee Benefits and Other Expenses

Note 20: Employee Benefits and Other Expenses
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan called the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009 and no new benefits accrue after that date.
Prior to July 1, 2009, eligible employees' Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after June 30, 2009. Investment credits continue to be allocated to participants based on their accumulated balances.
We recognize settlement losses for our Cash Balance Plan based on an assessment of whether our estimated lump sum payments related to the Cash Balance Plan will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold). Lump sum payments did not exceed this threshold in 2015 and 2014. In 2013, lump sum payments exceeded this threshold. Settlement losses of $123 million were recognized in 2013, representing the pro rata portion of the net loss remaining in cumulative other comprehensive income based on the percentage reduction in the Cash Balance Plan’s projected benefit obligation. A remeasurement of the Cash Balance liability and related plan assets occurs at the end of each quarter in which settlement losses are recognized.
We did not make a contribution to our Cash Balance Plan in 2015. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2016; however, this is dependent on the finalization of the actuarial valuation in 2016. Our decision of whether to make a contribution in 2016 will be based on various factors including the actual investment performance of plan assets during 2016. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2016 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.
We provide health care and life insurance benefits for certain retired employees and reserve the right to terminate, modify or amend any of the benefits at any time.
The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans. In 2015 and 2014, the Society of Actuaries (SOA) published updated mortality tables. The benefit obligations at December 31, 2015 and 2014, reflect the SOA's updated mortality tables, which did not have a material effect on these obligations.
Table 20.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet.

Table 20.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,125	730	1,100	10,198	669	982
Service cost	2	—	6	1	—	7
Interest cost	429	25	42	465	27	42
Plan participants’ contributions	—	—	68	—	—	73
Actuarial loss (gain)	(196)	(25)	(56)	1,161	89	136
Benefits paid	(676)	(82)	(139)	(692)	(54)	(148)
Medicare Part D subsidy	—	—	9	—	—	9
Curtailment	—	—	(25)	—	—	—
Foreign exchange impact	(11)	(1)	(3)	(8)	(1)	(1)
Benefit obligation at end of year	10,673	647	1,002	11,125	730	1,100
Change in plan assets:
Fair value of plan assets at beginning of year	9,626	—	624	9,409	—	645
Actual return on plan assets	(112)	—	2	909	—	26
Employer contribution	7	82	4	7	54	19
Plan participants’ contributions	—	—	68	—	—	73
Benefits paid	(676)	(82)	(139)	(692)	(54)	(148)
Medicare Part D subsidy	—	—	9	—	—	9
Foreign exchange impact	(9)	—	—	(7)	—	—
Fair value of plan assets at end of year	8,836	—	568	9,626	—	624
Funded status at end of year	$(1,837)	(647)	(434)	(1,499)	(730)	(476)
Amounts recognized on the balance sheet at end of year: Liabilities	$(1,837)	(647)	(434)	(1,499)	(730)	(476)

Table 20.2 provides information for pension plans with benefit obligations in excess of plan assets.

Table 20.2: Pension Plans with Benefit Obligations in Excess of Plan Assets

	Dec 31,	Dec 31,
(in millions)	2015	2014
Projected benefit obligation	$11,317	11,855
Accumulated benefit obligation	11,314	11,851
Fair value of plan assets	8,832	9,626

Table 20.3 presents the components of net periodic benefit cost and other comprehensive income.

Table 20.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2015			December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$2	—	6	1	—	7	—	—	11
Interest cost	429	25	42	465	27	42	465	29	47
Expected return on plan assets	(644)	—	(35)	(629)	—	(36)	(674)	—	(36)
Amortization of net actuarial loss (gain)	108	18	(4)	91	11	(28)	137	15	(1)
Amortization of prior service credit	—	—	(3)	—	—	(2)	—	—	(2)
Settlement loss (1)	—	13	—	—	2	—	124	3	—
Curtailment gain	—	—	(43)	—	—	—	—	—	—
Net periodic benefit cost	(105)	56	(37)	(72)	40	(17)	52	47	19
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	560	(25)	(23)	881	89	146	(1,175)	(17)	(341)
Amortization of net actuarial gain (loss)	(108)	(18)	4	(91)	(11)	28	(137)	(15)	1
Prior service credit	—	—	18	—	—	—	—	—	—
Amortization of prior service credit	—	—	3	—	—	2	—	—	2
Settlement (1)	—	(13)	—	—	(2)	—	(124)	(3)	—
Total recognized in other comprehensive income	452	(56)	2	790	76	176	(1,436)	(35)	(338)
Total recognized in net periodic benefit cost and other comprehensive income	$347	—	(35)	718	116	159	(1,384)	12	(319)

(1)	Qualified settlements in 2013 include $123 million for the Cash Balance Plan.

Table 20.4 provides the amounts recognized in cumulative OCI (pre tax).

Table 20.4: Benefits Recognized in Cumulative OCI

	December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,128	168	(165)	2,677	224	(147)
Net prior service credit	(1)	—	—	(2)	—	(20)
Total	$3,127	168	(165)	2,675	224	(167)

The net actuarial loss for the defined benefit pension plans and other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in 2016 is $141 million. The net prior service credit for other post retirement plans was fully recognized in 2015 in conjunction with a curtailment.
Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies). Table 20.5 presents the weighted-average discount rates used to estimate the projected benefit obligation for pension benefits.

Table 20.5: Discount Rates Used to Estimate Projected Benefit Obligation

	December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.25%	4.25	4.25	4.00	3.75	4.00

Table 20.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 20.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2015			December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	4.00%	3.60	4.00	4.75	4.16	4.50	4.38	4.08	3.75
Expected return on plan assets	7.00	N/A	6.00	7.00	N/A	6.00	7.50	N/A	6.00

(1)
The discount rate for the 2013 qualified pension benefits and for the 2015, 2014, and 2013 nonqualified pension benefits includes the impact of quarter-end remeasurements when settlement losses are recognized.

To account for postretirement health care plans we use health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation we assume an average annual increase of approximately 9.30%, for health care costs in 2016. This rate is assumed to trend down 0.40%-0.60% per year until the trend rate reaches an ultimate rate of 5.00% in 2024. The 2015 periodic benefit cost was determined using an initial annual trend rate of 7.00%. This rate was assumed to decrease 0.25% per year until the trend rate reached an ultimate rate of 5.00% in 2023. Increasing the assumed health care trend by one percentage point in each year would increase the benefit obligation as of December 31, 2015, by $34 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2015 by $2 million. Decreasing the assumed health care trend by one percentage point in each year would decrease the benefit obligation as of December 31, 2015, by $30 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2015 by $2 million.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 30%-50% equities, 40%-60% fixed income, and approximately 10% in real estate, venture capital, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 40%-60% for both equities and fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees' Beneficiary Association (VEBA) trust, which are invested with a general target asset mix of 20%-40% equities and 60%-80% fixed income. In addition, the strategy for the VEBA trust assets considers the effect of income taxes by utilizing a combination of variable annuity and low turnover investment strategies. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 20.7. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

Table 20.7: Projected Benefit Payments

	Pension benefits		Other benefits
(in millions)	Qualified	Non- qualified	Future benefits	Subsidy receipts
Year ended December 31,
2016	$762	61	86	11
2017	753	60	87	12
2018	737	56	87	12
2019	740	53	87	12
2020	745	52	87	12
2021-2025	3,578	224	410	61

Fair Value of Plan Assets
Table 20.8 presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 17 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.
Table 20.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2015
Cash and cash equivalents	$5	109	—	114	119	21	—	140
Long duration fixed income (1)	446	3,253	16	3,715	—	—	—	—
Intermediate (core) fixed income (2)	4	499	—	503	—	182	—	182
High-yield fixed income	—	276	4	280	—	—	—	—
International fixed income	51	250	—	301	—	—	—	—
Domestic large-cap stocks (3)	809	378	—	1,187	—	118	—	118
Domestic mid-cap stocks	226	125	—	351	—	31	—	31
Domestic small-cap stocks (4)	207	13	—	220	—	17	—	17
Global stocks (5)	48	161	—	209	—	—	—	—
International stocks (6)	463	287	—	750	22	33	—	55
Emerging market stocks	—	311	—	311	—	—	—	—
Real estate/timber (7)	109	1	245	355	—	—	—	—
Hedge funds (8)	—	160	71	231	—	—	—	—
Private equity	—	—	148	148	—	—	—	—
Other	—	66	27	93	2	—	23	25
Total plan investments	$2,368	5,889	511	8,768	143	402	23	568
Net receivables				68				—
Total plan assets				$8,836				568
December 31, 2014
Cash and cash equivalents	$31	224	—	255	139	21	—	160
Long duration fixed income (1)	556	3,622	12	4,190	—	—	—	—
Intermediate (core) fixed income (2)	127	329	—	456	61	115	—	176
High-yield fixed income	1	321	5	327	—	—	—	—
International fixed income	53	284	—	337	—	—	—	—
Domestic large-cap stocks (3)	833	375	—	1,208	—	102	—	102
Domestic mid-cap stocks	252	140	—	392	—	47	—	47
Domestic small-cap stocks (4)	238	17	—	255	—	37	—	37
Global stocks (5)	47	155	—	202	—	—	—	—
International stocks (6)	457	276	—	733	25	53	—	78
Emerging market stocks	—	412	—	412	—	—	—	—
Real estate/timber (7)	121	1	265	387	—	—	—	—
Hedge funds (8)	—	203	84	287	—	—	—	—
Private equity	—	—	155	155	—	—	—	—
Other	—	23	52	75	2	—	22	24
Total plan investments	$2,716	6,382	573	9,671	227	375	22	624
Payable upon return of securities loaned				(53)				—
Net receivables				8				—
Total plan assets				$9,626				624

(1)
This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.5% of total plan assets.

(4)
This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)
This category consists of three unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in primarily developed market, non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(6)
This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(7)
This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(8)
This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Table 20.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 20.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Year ended December 31, 2015
Pension plan assets:
Long duration fixed income	$12	—	—	1	3	16
High-yield fixed income	5	—	—	2	(3)	4
Real estate/timber	265	10	8	(38)	—	245
Hedge funds	84	4	(5)	(21)	9	71
Private equity	155	19	(5)	(21)	—	148
Other	52	9	(7)	(27)	—	27
	$573	42	(9)	(104)	9	511
Other benefits plan assets:
Other	$22	—	—	1	—	23
	$22	—	—	1	—	23
Year ended December 31, 2014
Pension plan assets:
Long duration fixed income	$1	—	—	1	10	12
High-yield fixed income	—	—	—	3	2	5
International stocks	1	—	—	(1)	—	—
Real estate/timber	294	9	34	(72)	—	265
Hedge funds	152	1	4	(9)	(64)	84
Private equity	158	12	(3)	(12)	—	155
Other	52	2	1	(3)	—	52
	$658	24	36	(93)	(52)	573
Other benefits plan assets:
Other	$22	—	—	—	—	22
	$22	—	—	—	—	22

(1)	All unrealized gains (losses) relate to instruments held at period end.

VALUATION METHODOLOGIES  Following is a description of the valuation methodologies used for assets measured at fair value.

Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the quoted market values of the underlying net assets. The unit price is quoted on a private market that is not active; however, the unit price is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV of shares held at year end and in interest-bearing bank accounts.

Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, limited partnerships valued at the NAV provided by the fund sponsor and registered investment companies and collective investment funds described above.

Domestic, Global, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies, collective investment funds and limited partnerships described above.

Real Estate and Timber – the fair value of real estate and timber is estimated based primarily on appraisals prepared by third-party appraisers. Market values are estimates and the actual market price of the real estate can only be determined by negotiation between independent third parties in a sales transaction. This group of assets also includes investments in exchange-traded equity securities and collective investment funds described above.

Hedge Funds and Private Equity – the fair values of hedge funds are valued based on the proportionate share of the underlying net assets of the investment funds that comprise the fund, based on valuations supplied by the underlying investment funds. Investments in private equity funds are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction.

Other – insurance contracts that are generally stated at cash surrender value. This group of assets also includes investments in collective investment funds and private equity described above.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Defined Contribution Retirement Plans
We sponsor a defined contribution retirement plan named the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits. Eligible employees who complete 1 year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's eligible certified compensation. Matching contributions are 100% vested. The 401(k) Plan includes an employer discretionary profit sharing contribution feature to allow us to make a contribution to eligible employees’ 401(k) Plan accounts. Eligible employees who complete 1 year of service are eligible for profit sharing contributions. Profit sharing contributions are vested after 3 years of service. Total defined contribution retirement plan expenses were $1.1 billion in both 2015 and 2014 and $1.2 billion in 2013.
Other Expenses
Table 20.10 presents expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements.

Table 20.10: Other Expenses

	Year ended December 31,
(in millions)	2015	2014	2013
Outside professional services	$2,665	2,689	2,519
Operating losses	1,871	1,249	821
Outside data processing	985	1,034	983
Contract services	978	975	935
Travel and entertainment	692	904	885